COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCY
Schedule of future payments under leases

The Company entered into six non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases are as follows as of June 30, 2019:

Twelve months ending June 30,	RMB	U.S. Dollars
2020	¥1,875,092	$273,066
Total	¥1,875,092	$273,066

Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2019 are payable as follows:

Year ending June 30,	Minimum purchase commitment
2019	¥864,433	$125,886
Thereafter	—	—
Total minimum payments required	¥864,433	$125,886